Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (17,036,837)	$ (11,843,513)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	687,845	478,191
Bad debt expense	12,000	23,500
Impairment expense		3,113,020
Gain on forgiveness of debt	(376,177)
Equity based compensation expense	3,212,772	4,643,127
Recognized loss on marketable securities	22,416	160,449
Gain on sale of asset		(27,000)
Marketable securities distributed as compensation	3,917
Expenses paid through financings	32,500	15,000
Loan principal paid directly through grant	(8,853)
Amortization of debt discount and debt costs	1,840,745	39,372
Initial derivative expense	3,340,554
Change in derivative value due to anti-dilution adjustments	2,642,175
Change in fair value of derivative liability	2,658,261	(1,138,604)
Changes in operating assets and liabilities:
Increase in accounts receivable	(94,767)	(58,804)
Increase in accounts receivable – related party	(36,784)	(4,340)
Increase in prepaid expenses and other current assets	(68,542)	(73,620)
Increase in accounts payable and accrued liabilities	626,895	2,752,033
Increase (decrease) in accounts payable and accrued liabilities – related parties	(63,863)	507,425
Increase in other liabilities	173,525
Increase (decrease) in deferred revenue	(93,937)	22,906
Net cash used in operating activities	(2,526,155)	(1,390,858)
Cash Flows from Investing Activities
Proceeds from sale of marketable securities	17,009	68,702
Cash paid for customer contracts	(50,000)
Proceeds from sale of asset		27,000
Cash paid for equipment		(3,463)
Cash paid for software development		(11,500)
Net cash provided (used) by investing activities	(32,991)	80,739
Cash Flows from Financing Activities
Proceeds from loans	398,545	45,005
Proceeds from convertible notes	2,476,000
Payments of notes	(17,907)	(105,034)
Advances on receivables	180,778
Repayments of advances on receivables	(180,778)
Proceeds from sale of future revenues		424,510
Repayments of sale of future revenues	(528,838)	(27,259)
Deposit on purchase of preferred stock		500,000
Repayment of deposit on purchase of preferred stock		(215,000)
Proceeds from sale of preferred stock	25,000	979,997
Net cash provided by financing activities	2,352,800	1,602,219
Net increase (decrease) in cash	(206,346)	292,100
Cash, beginning of year	306,252	14,152
Cash, end of year	99,906	306,252
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	235,813	49,552
Cash paid during the year for income taxes
Supplemental schedule of non-cash investing and financing activities:
Original issue discount deducted from convertible note proceeds	328,125
Debt costs deducted from convertible note proceeds	366,500
Preferred stock issued for accrued penalties	1,929,516
Notes and accrued interest converted to common stock	96,000
Preferred stock issued for asset acquisition		8,600,000
Non-cash adjustments to Redeemable Preferred Stock of subsidiary		2,059,764
Notes payable and accrued interest exchanged for preferred stock		116,380
Noncontrolling interest reclassified to paid-in capital		1,591,221
Accounts payable paid through proceeds of preferred stock		100,000
Accrued compensation paid with common stock		56,250
Value of warrant issued with note		42,000
Accounts payable paid through proceeds of note		4,995
Warrant derivative liability at inception	5,625,519	1,750,646
Accrued compensation forgiven and credited to contributed capital		187,500
Discount attributable to liability on sale future revenues		142,491
Discount attributable to note payable		10,000
Marketable securities received as payment for Series D preferred stock		240,000
Notes and accrued interest forgiven		$ 706,501